Average Annual Total Returns	0 Months Ended
Mar. 01, 2012
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	11.72%
5 years	3.60%
10 years	4.38%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	12.28%
5 years	5.04%
10 years	5.32%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 year	6.95%
5 years	3.51%
10 years	4.43%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	6.95%
5 years	3.42%
10 years	4.32%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	6.02%
5 years	3.56%
10 years	4.36%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 year	6.46%
5 years	3.39%
10 years	4.16%
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 year	10.94%
5 years	4.07%
10 years	4.48%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	11.72%
5 years	3.60%
10 years	4.38%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	12.28%
5 years	5.04%
10 years	5.32%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 year	12.68%
5 years	4.78%
10 years	5.10%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	12.68%
5 years	4.69%
10 years	4.99%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	9.90%
5 years	4.71%
10 years	4.97%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 year	5.97%
5 years	3.84%
10 years	3.76%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.97%
5 years	3.84%
10 years	3.74%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.13%
5 years	3.79%
10 years	3.73%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 year	5.79%
5 years	3.86%
10 years	3.59%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 year	8.28%
5 years	4.32%
10 years	4.05%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 year	4.34%
5 years	3.57%
10 years	3.81%
(Columbia Intermediate Municipal Bond Fund - Z) | (Columbia Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia Intermediate Municipal Bond Fund - Z) | (Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 year	9.66%
5 years	4.73%
10 years	4.46%
(Columbia Intermediate Municipal Bond Fund - Z) | (Columbia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	9.66%
5 years	4.73%
10 years	4.45%
(Columbia Intermediate Municipal Bond Fund - Z) | (Columbia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	7.62%
5 years	4.59%
10 years	4.38%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 year	4.94%
5 years	3.48%
10 years	3.40%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	4.93%
5 years	3.48%
10 years	3.40%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares

Average Annual Return:
1 year	4.29%
5 years	3.44%
10 years	3.38%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 year	4.67%
5 years	3.39%
10 years	3.13%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 year	7.06%
5 years	3.76%
10 years	3.49%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 year	3.44%
5 years	3.26%
10 years	3.51%
(Columbia Connecticut Intermediate Municipal Bond Fund - Z) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia Connecticut Intermediate Municipal Bond Fund - Z) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 year	8.76%
5 years	4.43%
10 years	4.17%
(Columbia Connecticut Intermediate Municipal Bond Fund - Z) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	8.75%
5 years	4.43%
10 years	4.17%
(Columbia Connecticut Intermediate Municipal Bond Fund - Z) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	6.90%
5 years	4.30%
10 years	4.10%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 year	5.37%
5 years	4.09%
10 years	3.77%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.35%
5 years	4.08%
10 years	3.75%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares

Average Annual Return:
1 year	4.61%
5 years	3.96%
10 years	3.70%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 year	5.14%
5 years	4.00%
10 years	3.50%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 year	7.52%
5 years	4.36%
10 years	3.86%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 year	3.86%
5 years	3.87%
10 years	3.88%
(Columbia Massachusetts Intermediate Municipal Bond Fund - Z) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia Massachusetts Intermediate Municipal Bond Fund - Z) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 year	9.21%
5 years	5.04%
10 years	4.55%
(Columbia Massachusetts Intermediate Municipal Bond Fund - Z) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	9.20%
5 years	5.03%
10 years	4.52%
(Columbia Massachusetts Intermediate Municipal Bond Fund - Z) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares

Average Annual Return:
1 year	7.24%
5 years	4.83%
10 years	4.42%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Barclays Capital New York 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.11%
5 years	5.56%
10 years	5.23%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 year	5.28%
5 years	3.88%
10 years	3.89%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.28%
5 years	3.88%
10 years	3.87%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares

Average Annual Return:
1 year	4.58%
5 years	3.79%
10 years	3.80%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 year	4.98%
5 years	3.79%
10 years	3.61%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 year	7.35%
5 years	4.15%
10 years	3.98%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class T Shares
Average Annual Return:
1 year	3.74%
5 years	3.66%
10 years	3.99%
(Columbia New York Intermediate Municipal Bond Fund - Z) | (Columbia New York Intermediate Municipal Bond Fund) | Barclays Capital New York 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.11%
5 years	5.56%
10 years	5.23%
(Columbia New York Intermediate Municipal Bond Fund - Z) | (Columbia New York Intermediate Municipal Bond Fund) | Barclays Capital 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	9.63%
5 years	5.74%
10 years	5.35%
(Columbia New York Intermediate Municipal Bond Fund - Z) | (Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 year	9.05%
5 years	4.83%
10 years	4.66%
(Columbia New York Intermediate Municipal Bond Fund - Z) | (Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	9.05%
5 years	4.83%
10 years	4.64%
(Columbia New York Intermediate Municipal Bond Fund - Z) | (Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	7.16%
5 years	4.65%
10 years	4.52%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	10.31%
5 years	4.02%
10 years	4.35%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.90%
5 years	5.23%
10 years	4.95%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 year	6.54%
5 years	3.69%
10 years	4.18%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	6.42%
5 years	3.60%
10 years	4.05%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.69%
5 years	3.65%
10 years	4.07%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 year	6.02%
5 years	3.59%
10 years	3.91%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 year	10.34%
5 years	4.24%
10 years	4.21%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	10.31%
5 years	4.02%
10 years	4.35%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Barclays Capital Connecticut Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.90%
5 years	5.23%
10 years	4.95%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 year	11.97%
5 years	4.74%
10 years	4.70%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	11.85%
5 years	4.65%
10 years	4.57%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	9.38%
5 years	4.57%
10 years	4.54%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	10.52%
5 years	5.58%
10 years	5.50%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	10.94%
5 years	3.80%
10 years	4.56%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 year	6.94%
5 years	3.63%
10 years	4.53%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	6.84%
5 years	3.55%
10 years	4.40%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	6.09%
5 years	3.66%
10 years	4.44%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 year	6.38%
5 years	3.52%
10 years	4.26%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 year	10.72%
5 years	4.18%
10 years	4.57%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.52%
5 years	5.58%
10 years	5.50%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	10.94%
5 years	3.80%
10 years	4.56%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 year	12.30%
5 years	4.66%
10 years	5.05%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	12.19%
5 years	4.58%
10 years	4.92%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	9.68%
5 years	4.55%
10 years	4.91%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	9.79%
5 years	5.26%
10 years	5.35%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	9.69%
5 years	3.78%
10 years	4.46%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 year	6.65%
5 years	3.77%
10 years	4.62%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	6.63%
5 years	3.61%
10 years	4.50%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.79%
5 years	3.78%
10 years	4.54%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 year	6.08%
5 years	3.67%
10 years	4.34%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 year	10.43%
5 years	4.32%
10 years	4.66%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.70%
5 years	5.22%
10 years	5.38%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	9.79%
5 years	5.26%
10 years	5.35%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	9.69%
5 years	3.78%
10 years	4.46%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 year	12.00%
5 years	4.80%
10 years	5.13%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	11.98%
5 years	4.63%
10 years	5.02%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	9.37%
5 years	4.69%
10 years	5.00%